Secured Loans Receivables	12 Months Ended
Dec. 31, 2011
Loan Receivables
4.	Secured Loan Receivables

The following summarizes the Company’s loan receivables at December 31, 2011 and 2010:

	2011			2010
	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables
Beginning balance	$11,671,669	$24,938,969	$36,610,638	$11,887,926	$17,082,203	$28,970,129
New loans issued	4,073,410	6,846,377	10,919,787	1,415,579	14,705,259	16,120,838
Reserve for uncollectible secured loans	—	(1,426,150)	(1,426,150)	—	(750,000)	(750,000)
Loan write offs	(86,156)	—	(86,156)	—	—	—
Loan amortization and repayments	(2,052,991)	(10,934,011)	(12,987,002)	(1,631,836)	(6,098,493)	(7,730,329)

	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638

The Company’s reserve for uncollectible secured loan receivables balances at December 31, 2011 and 2010 was approximately $2.2 million and $0.8 million, respectively.

During 2011 and 2010, the Company funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Company accrue interest. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Interest income earned on capital improvement loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $1.3 million, $1.8 million, and $1.7 million, respectively. Interest income earned on secured loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $2.5 million, $2.0 million, and $0.4 million, respectively.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Loan Receivables

4. Secured Loan Receivables

The following summarizes the Partnership’s loan receivables at December 31, 2011 and 2010:

	2011			2010
	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables
Beginning balance	$11,671,669	$24,938,969	$36,610,638	$11,887,926	$17,082,203	$28,970,129
New loans issued	4,073,410	6,846,377	10,919,787	1,415,579	14,705,259	16,120,838
Reserve for uncollectible secured loans	—	(1,426,150)	(1,426,150)	—	(750,000)	(750,000)
Loan write offs	(86,156)	—	(86,156)	—	—	—
Loan amortization and repayments	(2,052,991)	(10,934,011)	(12,987,002)	(1,631,836)	(6,098,493)	(7,730,329)

	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638

The Partnership’s reserve for uncollectible secured loan receivables balances at December 31, 2011 and 2010 was approximately $2.2 million and $0.8 million, respectively.

During 2011 and 2010, the Partnership funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Partnership accrue interest. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Interest income earned on capital improvement loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $1.3 million, $1.8 million, and $1.7 million, respectively. Interest income earned on secured loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $2.5 million, $2.0 million, and $0.4 million, respectively.